Summary of Significant Accounting Policies - Schedule of Allowance for Expected Losses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Losses [Abstract]
Oil, natural gas and NGL sales	$ 97,860	$ 108,091
Joint interest accounts receivable	749,287	624,577		$ 494,587
Other accounts receivable	122,311	118,636		122,501
Total Accounts receivable, net	$ 969,458	$ 851,304	$ 835,173	$ 692,351